Long-Term Debt - Term Bank Loans (Details) $ in Thousands		1 Months Ended		5 Months Ended				6 Months Ended			7 Months Ended				8 Months Ended
	Jan. 10, 2019 USD ($)	Jan. 30, 2019 USD ($)	Jan. 28, 2019 USD ($)	Jun. 13, 2019 USD ($)	Jun. 03, 2019 USD ($)	May 31, 2019 USD ($)	Jun. 07, 2018 USD ($)	Jul. 12, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 17, 2019 USD ($)	Aug. 09, 2019 USD ($)	Aug. 08, 2019 USD ($)	Aug. 05, 2019 USD ($)	Jul. 17, 2019 USD ($)	Aug. 28, 2019 USD ($)	Aug. 27, 2019 USD ($)	Aug. 21, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Term loan balances outstanding									$ 1,542,660									$ 1,544,622
All Company's term bank loans
Debt Instrument [Line Items]
Debt periodic payment									quarterly or semi-annual
Variable rate basis									LIBOR
Debt Instrument Maturity Date, Start									Jul. 31, 2020
Debt Instrument Maturity Date, End									Jan. 31, 2028
Minimum | All Company's term bank loans
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									4.09%
Maximum | All Company's term bank loans
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									5.03%
Spyros K and Dimitris P, Uraga Princess and Salamina
Debt Instrument [Line Items]
Debt periodic payment									semi-annual
Debt Instrument Face Amount			$ 88,150
Duration of term bank loan			6 years
Amount drawn down		$ 88,150
Number of repayment installments			12
Debt periodic payment amount			$ 5,200
Debt balloon payment			$ 25,750
Maya, Inca, Selini and Salamina
Debt Instrument [Line Items]
Debt periodic payment									semi-annual
Debt Instrument Face Amount						$ 38,250
Amount drawn down				$ 12,750		25,500
Number of repayment installments							10
Debt periodic payment amount							$ 3,187
Debt balloon payment							$ 6,375
Maya and Inca
Debt Instrument [Line Items]
Repayment of old loan						$ 9,062
Salamina
Debt Instrument [Line Items]
Prepaid amount										$ 14,272
Selini
Debt Instrument [Line Items]
Repayment of old loan					$ 16,575
Amphitrite, Arion and Andromeda | Subsequent Event
Debt Instrument [Line Items]
Debt periodic payment								semi-annual
Debt Instrument Face Amount								$ 26,000
Amount drawn down														$ 26,000
Number of repayment installments								10
Debt periodic payment amount								$ 2,600
Repayment of old loan														$ 19,448
Thomas Zafiras and Leontios H | Subsequent Event
Debt Instrument [Line Items]
Debt periodic payment													semi-annual
Debt Instrument Face Amount													$ 72,000
Amount drawn down												$ 72,000
Number of repayment installments													14
Debt periodic payment amount													$ 2,400
Debt balloon payment													$ 38,400
Repayment of old loan											$ 64,825
Elias Tsakos and Oslo TS | Subsequent Event
Debt Instrument [Line Items]
Debt Instrument Face Amount																	$ 71,036
Repayment of old loan															$ 35,036	$ 31,212
Elias Tsakos and Oslo TS | Tranche A | Subsequent Event
Debt Instrument [Line Items]
Debt periodic payment																	semi-annual
Number of repayment installments																	14
Debt periodic payment amount																	$ 1,200
Debt balloon payment																	$ 19,200
Elias Tsakos and Oslo TS | Tranche B | Subsequent Event
Debt Instrument [Line Items]
Debt periodic payment																	semi-annual
Number of repayment installments																	10
Debt periodic payment amount																	$ 1,341
Debt balloon payment																	$ 21,626
The new loan
Debt Instrument [Line Items]
Debt periodic payment									semi-annual
Amount drawn down	$ 62,500
Number of repayment installments	10
Debt periodic payment amount	$ 3,000
Debt balloon payment	$ 32,500